Employee Benefits - Summary of Information about Group's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 226,372	$ 164,299	$ 160,780	$ 35,529	$ 31,449
Fair value of plan assets	(173,141)	(168,658)	(93,903)	(21,147)	(18,108)
Net defined benefit liability (asset)	53,231	(4,359)	$ 66,877	$ 14,382	$ 13,341
TFI International pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	13,999	20,189
Fair value of plan assets	(200)	(10,214)
Net defined benefit liability (asset)	(13,799)	9,975
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	212,373	144,110
Fair value of plan assets	(172,941)	(158,444)
Net defined benefit liability (asset)	$ 39,432	$ (14,334)